Derivative and Hedging Activities - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative instruments loss estimated to be reclassified from accumulated OCI as an increase to interest expense	$ 300,000	$ 400,000
Termination or default events related to the interest rate swaps	0	0
Realized net cash flow hedge losses		7,700,000	4,800,000	6,700,000
Unamortized loss included in accumulated other comprehensive loss		800,000
Interest Rate Derivative
Derivative [Line Items]
General and administrative expense		$ 4,000,000	$ 300,000	$ 2,000,000